Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Leases
Note 14 - Leases

Leases in which the Company is the lessee

The Company applies IFRS 16, Leases, as from January 1, 2019. The Company has lease agreements with respect to lessees of lands.

1.           Information regarding material lease agreements entered into during the period

a.
The Company leases land in Talmei Yosef from the Talmei Yosef Moshav for a period of approximately 25 years, on which the Talmei Yosef PV Plant is located. The contractual period of the aforesaid lease agreements ends on November 25, 2034. A lease liability in the amount of €1,606 thousand and right-of-use asset in the amount of €1,585 thousand have been recognized in the statement of financial positon as at December 31, 2019 in respect of leases of land.

b.
The Company leases land in Spain from private lessors for a period of approximately 16 years, on which it sets up photovoltaic sites. The contractual period of the aforesaid lease agreements ends on July 25, 2035. A lease liability in the amount of €1,177 thousand and right-of-use asset in the amount of €1,160 thousand have been recognized in the statement of financial positon as at December 31, 2019 in respect of leases of land.

c.
The Company leases land in Spain from the Municipality of Talaván for a period of approximately 42 years, on which it sets up photovoltaic sites. The contractual period of the aforesaid lease agreements ends on September 8, 2060. A lease liability in the amount of €12,844 thousand and right-of-use asset in the amount of €12,656 thousand have been recognized in the statement of financial positon as at December 31, 2019 in respect of leases of land.

2.          Right-of-use assets

	Talmei Yosef	Spain	Talasol	Italy	Total
	€ in thousands
Cost

Balance as at January 1, 2019	-	-	-	-	-
Additions	1,516	1,235	12,686	1,469	16,906
Disposals	-	-	-	(1,469)	(1,469)
Effect of changes in exchange rates	172	-	-	-	172
Balance as at December 31, 2019	1,688	1,235	12,686	-	15,609

Depreciation

Balance as at January 1, 2019	-	-	-	-	-
Depreciation for the year	103	75	30	113	321
Disposals	-	-	-	(113)	(113)
Balance as at December 31, 2019	103	75	30	-	208

Carrying amounts
As at January 1, 2018	-	-	-	-	-
As at December 31, 2018	-	-	-	-	-
As at December 31, 2019	1,585	1,160	12,656	-	15,401

3.          Lease liability

Maturity analysis of the company's lease liabilities

December 31, 2019
€ in thousands
Less than one year	225
One to five years	1,439
More than five years	13,963

Total	15,627

Current maturities of lease liability	225

Long-term lease liability	15,402

4.           Additional information on leases

(a)          Amounts recognized in profit or loss

2019
€ in thousands
Interest expenses on lease liability	341

Total	341

(b)          Short-term leases

As mentioned in Note 3J regarding significant accounting policies, the Company accounts for short-term leases and leases of low-value assets as expense on a straight-line basis over the lease term, instead of a right-of-use asset and lease liability. These leases include office space.